Reverse Recapitalization (Details) - Schedule of Common Stock Issued and Outstanding Reverse Recapitalization	6 Months Ended
Jun. 30, 2024 shares
Schedule of Common Stock Issued and Outstanding Reverse Recapitalization [Line Items]
Reverse recapitalization	26,306,764
Lakeshore’s shares [Member]
Schedule of Common Stock Issued and Outstanding Reverse Recapitalization [Line Items]
Reverse recapitalization	2,241,500
Shares Issued To Private Rights [Member]
Schedule of Common Stock Issued and Outstanding Reverse Recapitalization [Line Items]
Reverse recapitalization	35,150
Conversion of Lakeshore’s Public Shares and Rights [Member]
Schedule of Common Stock Issued and Outstanding Reverse Recapitalization [Line Items]
Reverse recapitalization	790,097
Shares Issued to Service Providers [Member]
Schedule of Common Stock Issued and Outstanding Reverse Recapitalization [Line Items]
Reverse recapitalization	801,539
Bonus Shares Issued To Investors [Member]
Schedule of Common Stock Issued and Outstanding Reverse Recapitalization [Line Items]
Reverse recapitalization	166,000
Conversion of NMI’s Shares [Member]
Schedule of Common Stock Issued and Outstanding Reverse Recapitalization [Line Items]
Reverse recapitalization	22,272,478